FAIR VALUE HIERARCHY	6 Months Ended
Jun. 30, 2025
FAIR VALUE HIERARCHY
FAIR VALUE HIERARCHY

13.FAIR VALUE HIERARCHY

A.Fair value of financial instruments that are carried at fair value

The fair value of financial assets and liabilities by classes that are carried at fair value are as follows:

	As of December 31, 2024
	Quoted prices in		Significant
	active markets for	Significant other	unobservable
	identical instruments	observable inputs	inputs	Total
	(Level 1)	(Level 2)	(Level 3)
	VND million	VND million	VND million	VND million
Financial assets:
Financial assets at fair value through profit or loss
- Derivative assets — cross-currency interest rate swaps contracts (i)	—	—	185,787	185,787
- Other investments (ii)	—	—	918,040	918,040
In which:
Non-current portion	—	—	918,040	918,040
Current portion	—	—	185,787	185,787
As of December 31, 2024	—	—	1,103,827	1,103,827
Financial liabilities:
Financial liabilities at fair value through profit or loss
- Financial liabilities in respect of DPS2 (Note 14)	—	—	21,619,612	21,619,612
- Warrant liability	36,326	—	—	36,326
In which:
Non-current portion	36,326	—	—	36,326
Current portion	—	—	21,619,612	21,619,612
As of December 31, 2024	36,326	—	21,619,612	21,655,938

13.FAIR VALUE HIERARCHY (continued)

A.Fair value of financial instruments that are carried at fair value (continued)

The fair value of financial assets and liabilities by classes that are carried at fair value are as follows (continued):

	As of June 30, 2025
	Quoted prices in		Significant
	active markets for	Significant other	unobservable
	identical instruments	observable inputs	inputs	Total	Total
	(Level 1)	(Level 2)	(Level 3)
	VND million	VND million	VND million	VND million	USD
Financial assets:
Financial assets at fair value through profit or loss
- Other investments (ii)	—	—	918,040	918,040	36,645,378
In which:
Non-current portion	—	—	918,040	918,040	36,645,378
Current portion	—	—	—	—	—
As of June 30, 2025	—	—	918,040	918,040	36,645,378
Financial liabilities:
Financial liability at fair value through profit or loss
- Financial liabilities in respect of DPS2 (Note 14)	—	—	23,351,952	23,351,952	932,139,230
- Derivative liabilities - cross-currency interest rate swaps contract (i)	—	—	147,686	147,686	5,895,178
- Warrant liability	24,018	—	—	24,018	958,726
In which:
Non-current portion	24,018	—	—	24,018	958,726
Current portion	—	—	23,499,638	23,499,638	938,034,408
As of June 30, 2025	24,018	—	23,499,638	23,523,656	938,993,134

13.FAIR VALUE HIERARCHY (continued)

A.Fair value of financial instruments that are carried at fair value (continued)

Reconciliations of significant liabilities categorized within Level 3 under the fair value hierarchy are as follow:

		Net change in unrealized
	As of	fair value recognized in	As of
	January 1,	consolidated statements	June 30,
	2024	of operations	2024
	VND million	VND million	VND million
Financial assets:
Financial assets at fair value through profit or loss
- Derivative asset — cross-currency interest rate swaps contract (i)	614,134	258,723	872,857
- Other investments (ii)	918,040	—	918,040
In which:
Non-current portion	984,164	(66,124)	918,040
Current portion	548,010	324,847	872,857
Financial liabilities:
Financial liability at fair value through profit or loss
- Financial liabilities in respect of DPS2 (Note 14)	18,258,063	2,125,226	20,383,289
- Convertible debenture	1,190,475	108,997	1,299,472
In which:
Non-current portion	—	—	—
Current portion	19,448,538	2,234,223	21,682,761

13.FAIR VALUE HIERARCHY (continued)

A.Fair value of financial instruments that are carried at fair value (continued)

Reconciliations of significant liabilities categorized within Level 3 under the fair value hierarchy are as follows (continued):

		Net change in unrealized
	As of	fair value recognized in	As of	As of
	January 1,	consolidated statements	June 30,	June 30,
	2025	of operations	2025	2025
	VND million	VND million	VND million	USD
Financial assets:
Financial assets at fair value through profit or loss
- Derivative asset — cross-currency interest rate swaps contract (i)	185,787	(185,787)	—	—
- Other investments (ii)	918,040	—	918,040	36,645,378
In which:
Non-current portion	918,040	—	918,040	36,645,378
Current portion	185,787	(185,787)	—	—
Financial liabilities:
Financial liability at fair value through profit or loss
- Financial liabilities in respect of DPS2 (Note 14)	21,619,612	1,732,340	23,351,952	932,139,230
- Derivative liabilities - cross-currency interest rate swaps contract (i)	—	147,686	147,686	5,895,160
In which:
Non-current portion	—	—	—	—
Current portion	21,619,612	1,880,026	23,499,638	938,034,390
(i)	The Group entered into non-transferable cross-currency interest rate swap (“CCIRS”) contracts with financial institutions for syndicated loans No.1. Under the terms of the CCIRS contracts, the maximum Group will receive floating interests based on outstanding USD notional amount every interest payment date, and in turn will pay fixed interest for such loans based on the outstanding VND notional amount. In addition, at each principal repayment date, the Group will pay a fixed amount in VND based on the USD-VND exchange rate for such loans at inception of the CCIRS for receiving notional amount in USD with the financial institutions. The outstanding notional amounts of the Group’s derivative instruments were equal the carrying value of syndicated loans No.1 as disclosed in Note 8.

As of June 30, 2025, the total net amount of fair value of the CCIRS derivative assets was nil (as of December 31, 2024: VND185.8 billion), the total net amount of fair value of the CCIRS derivative liabilities was VND147.7 billion (as of December 31, 2024: nil). The Group opted not to designate the CCIRS under hedge accounting therefore, the whole fair value change was charged to the consolidated statement of operations. Net change in fair value of CCIRS derivative instruments for the six months ended June 30, 2025 was recorded as net loss on financial instruments at fair value through profit or loss in the consolidated statement of operations.

(ii)	As of 30 June 2025, the Group has 3.75% voting shares in Storedot Ltd., equivalent to 2,219,970 series D preference shares of this company which was invested in December 2021.

13.FAIR VALUE HIERARCHY (continued)

B.Valuation processes

Valuation methods and assumptions

The following methods and assumptions were used for the estimation of recurring fair value measurements categorized within Level 3 of the fair value hierarchy:

►	The significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy as of June 30, 2025 and as of December 31, 2024 are shown below:

	Valuation		Significant unobservable	Rate
Item	technique	Valuation date	inputs	(%/annum)
CCIRS contract of the loan No.1	Discounted Cash Flow (“DCF”)	December 31, 2024	Interpolated SOFR for subsequent years	4.45
		June 30, 2025	Interpolated SOFR for subsequent years	3.45 - 4.45
Financial liabilities in respect of DPS2 (*)	Binomial option pricing model – Lattice model and Available Market Price (AMP)	December 31, 2024	Credit spread of the Company	13.6
			Probability of expected events & expected exercise date
			Volatility	62.6%
		June 30, 2025	Credit spread of the Company	13.6
			Probability of expected events & expected exercise date
			Volatility	69.22%
Other investments (ii)	Option Pricing Model	December 31, 2024	Volatility	53.8% - 90.8%
			Risk free rate	2.5%
		June 30, 2025	Volatility	53.8% - 90.8%
			Risk free rate	2.5%

(*)

The Group has never declared or paid any cash dividends on its ordinary shares, and the Group does not anticipate any dividend payments in the foreseeable future. The expected volatility at valuation date is estimated based on historical volatilities of comparable companies.

An increase/decrease in the credit spread of the Company would result in a decrease/increase in fair value of the financial liabilities in respect of DPS2.

The Company remeasured DPS1 and DPS4 at fair value as of the date the terms and conditions of these DPSs were amended (i.e., 31 December 2024) in accordance with Share Exchange Agreements (Note 14). The following methods and assumptions were used for the non-recurring fair value measurements categorized within Level 3 of the fair value hierarchy:

Item	Valuation technique	Valuation date	Significant unobservable inputs	Rate (%/annum)
Equity instrument in respect of DPS1 and DPS4	Binomial option pricing model – Lattice model	December 31, 2024	Credit spread of the Company	13.6
			Volatility	62.6%
			Risk free rate	3.934 – 4.119